Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Feb. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Promissory Note – Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning balance	$ 9,133,382	$ 9,133,382	$ 1,262,226		$ 8,908,052	$ 944,118
Proceeds received through convertible promissory note			378,185
Change in fair value of convertible promissory note		225,330	(60,077)
Fair value as of Ending balance	9,133,382	9,133,382	1,262,226		$ 8,908,052	$ 944,118
Proceeds received through convertible promissory note			378,185
Change in fair value of convertible promissory note		225,330	$ (60,077)
Securities Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning balance	23,487	23,487
Change in fair value of convertible promissory note	23,487
Fair value as of Ending balance	23,487	$ 23,487
Change in fair value of convertible promissory note	$ 23,487